Supplemental Expense Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Component of Operating Other Cost and Expense [Abstract]
Research and development expenses	¥ 48,830	¥ 47,519	¥ 45,559
Advertising expenses	7,040	7,221	7,912
Shipping and handling cost included in selling, general and administrative expenses	¥ 24,643	¥ 19,636	¥ 17,203